Consolidated statements of Cash Flows - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit (loss) before income tax	$ 621,026	$ (17,666)	$ (100,905)	$ (363,747)	$ (724,862)
Adjustments for:
Depreciation of property, furniture, equipment, and lease-hold improvements (Note 6)	468,985	334,184	488,409	297,743	212,829
Depreciation of right-of-use assets (Note 7)	481,244	421,872	598,031	484,916	315,358
Amortization of intangible assets	1,857	1,990	2,655	2,395	1,967
Impairment of property and equipment (Note 9)	16,354		42,422
Employee benefits	5,999	0	3,873	3,631	6,016
Interest payable on Promissory Notes and Convertible Notes (Note 5)	82,588	459,621
Interest payable on Promissory Notes (Note 7)			619,779	615,592	537,411
Interest expense on lease liabilities (Note 11)	757,618	526,566	762,872	507,875	440,678
Interest on debt and bonus payable and amortization of issuance costs	29,471	21,676
Other financial income	(102,214)	(20,510)
Gain on fair value of derivative financial instrument (Note 8)	(7,287)	0
Interests and commissions from credit lines	54,378	0
Gain on termination of lease agreements	(387)	0
Interest on debt and bonus payable to related parties			29,747	45,319	26,446
Loss related to modification and remeasurement of Promissory Notes (Note 19)			84,236
Finance income	(109,501)	(20,510)	(26,069)	(19,840)	(7,988)
Exchange rate fluctuation	(385,335)	(469,030)	(610,703)	(285,990)	125,221
Share-based payments expense (Note 17)	396,054	302,438	384,566	303,789	142,123
Total Adjustments	2,403,997	1,561,141	2,278,913	1,591,683	1,075,198
Increase in inventories	(167,146)	(259,525)	(425,880)	(528,363)	(432,158)
Increase in other current assets and guarantee deposits	(446,657)	(150,082)	(138,013)	(233,823)	(149,886)
Increase in suppliers (including supplier finance arrangements)	728,969	1,013,497	1,735,897	1,496,811	831,386
Increase (decrease) in other current liabilities	248,169	68,147	78,963	87,344	64,405
Increase (decrease) on bonus payable to related parties (Note 9)	(79,351)	11,412	(8,564)	10,688	49,120
Income taxes paid	(309,773)	(301,751)	(380,967)	(308,005)	(71,757)
Net cash flows provided by operating activities	2,378,208	1,942,839	3,140,349	2,116,335	1,366,308
Investing activities
Purchase of property, furniture, equipment, and lease-hold improvements	(1,642,397)	(940,202)	(1,798,019)	(1,122,877)	(532,173)
Sale of property and equipment (Note 6)	1,856	2,454	3,776	2,646	2,572
Additions to intangible assets	(1,880)	(799)	(1,185)	(2,805)	(1,860)
Short-term bank deposits (Note 8)	(2,621,393)
Interest received on short-term investments	91,966	37,354	16,639	11,686	7,381
Net cash flows used in investing activities	(4,171,848)	(901,193)	(1,778,789)	(1,111,350)	(524,080)
Financing activities
Payments made on reverse factoring transactions-net of commissions received (Note 5)	(2,266,340)	(1,320,996)	(2,074,890)	(1,409,089)	(104,846)
Finance obtained through supplier finance arrangements (Note 5)	2,385,967	1,334,506	2,195,833	1,528,143	332,889
Proceeds from Promissory Notes					149,411
Proceeds from Santander and HSBC credit line	58,806	300,314	99,618	82,527
Payment of debt (Note 5)	(107,557)	(463,437)	(104,769)	(360,107)	(205,894)
Interest payment on debt (Note 5)	(76,691)	(18,077)	(25,224)	(41,859)	(23,369)
Lease payments (Note 11)	(1,139,828)	(859,684)	(1,186,260)	(826,730)	(598,432)
Payment of principal of Promissory Notes (Notes 5 and 9)	(1,969,602)	0
Payment of accrued Interests of Promissory Notes (Notes 5 and 9)	(2,955,495)	0
Proceeds from initial public offering, net of underwriting fees (Note 1)	7,841,837	0
Initial public offering costs	(23,269)	0
Net cash flows obtained from (used in) financing activities	1,747,828	(1,027,374)	(1,095,692)	(1,027,115)	(450,241)
Net (decrease) increase in cash and cash equivalents	(45,812)	14,272	265,868	(22,130)	391,987
Effect of foreign exchange movements on cash balances	94,243	1,835	(30,373)	7,066	(1,963)
Cash and cash equivalents at beginning of period	1,220,471	984,976	984,976	1,000,040	610,016
Cash and cash equivalents at end of period	$ 1,268,902	$ 1,001,083	$ 1,220,471	$ 984,976	$ 1,000,040